Note 19 - Share Capital	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
19	Share capital

Authorised

Unlimited number of ordinary shares of no par value.

Unlimited number of preference shares of no par value.

Issued ordinary shares

	Number of fully paid shares	Amount

January 1, 2023	12,833,126	83,471
Shares issued:
- share-based payment - employees (note 9.1(a))	24,389	351
- equity raise	1,207,514	15,569
- Bilboes Gold Limited acquisition	5,123,044	65,677
December 31, 2023	19,188,073	165,068
Shares issued:
- share-based payment - employees (note 9.1(a))	6,787	83
- options exercised*	5,000	37
June 30, 2024	19,199,860	165,188

*

A consultant of Caledonia signed his option exercise notice on June 14, 2024 to purchase 5,000 shares at the exercise price of $7.35 per option share.  The shares were issued on July 5, 2024 when his payment was received in the bank account of Caledonia.